INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Due to the net losses incurred, there was no income tax provision for the fiscal years ended June 30, 2012 and 2011. Deferred tax assets and liabilities as of June 30, 2012 and 2011, were as follows:

	June 30, 2012	June 30, 2011
Net operating loss carryforward	$7,357,047	$5,031,917
Allowance for bad debt	1,042	8,026
Stock-based compensation	800,329	873,546
Less: Deferred tax liability - depreciation	(61,063)	(3,863)
Net deferred tax assets	8,097,355	5,909,626
Less valuation allowance	(8,097,355)	(5,909,626)

Net deferred tax asset	$-	$-

Schedule of Reconciliation of Provision (Benefit) for Income Taxes

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the fiscal years ended June 30, 2012 and 2011 was as follows:

	For the Fiscal Year Ended June 30,
	2012		2011
	Amount	%	Amount	%

Tax at U.S. statutory rate	$(2,424,220)	-34.00%	$(2,049,058)	-34.00%
State taxes, net of federal benefit	(258,310)	-3.62%	(217,838)	-3.61%
Other	494,801	7.81%	209,348	3.50%
Change in valuation allowance	2,187,729	29.81%	2,057,548	34.11%
	$-	0.00%	$-	0.00%